Retirement Benefit Plan (Details) - USD ($)		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, vesting percentage		100.00%
Contributions		$ 1,100,000	$ 800,000	$ 600,000
Maximum employer contribution per pay period		200,000
Maximum employer contribution per year		$ 4,800